UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2020 through June 30, 2021

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

GREENWICH IVY LONG-SHORT FUND (GIVYX )

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	For/Against Management

ABN AMRO BANK NV	ABN.AS	BYQP136	Annual Meeting	12/15/2020	11/17/2020	Management	1	Opening remarks and announcements.	For	For
						Management	2	Appointment of Mariken Tannemaat as member of the Supervisory Board.	For	For
						Management	2i	Announcement to the General Meeting of the Supervisory Board's nomination for appointment.	For	For
						Management	2ii	Explanation and motivation by Mariken Tannemaat.	For	For
						Management	2iii	Proposal to the Extraordinary General Meeting to appoint Mariken Tannemaat as member of the Supervisory Board.	For	For

ABN AMRO BANK NV	ABN.AS	BYQP136	Annual Meeting	4/21/2021	3/24/2021	Management	2e	Remuneration report over 2020 (advisory voting item.	For	For
						Management	2g	Adoption of the audited 2020 Annual Financial Statements (voting item)	For	For
						Management	4a	Discharge of each member of the Executive Board in office during the financial year 2020 for the performance of his or her duties during 2020 (voting item)	For	For
						Management	4b	Discharge of each member of the Supervisory Board in office during the financial year 2020 for the performance of his or her duties during 2020 (voting item)	For	For
						Management	5b	Reappointment of Ernst & Young Accountants LLP as external auditor for the financial years 2022 and 2023 (voting item)	For	For
						Management	7a	Authorisation to issue shares and/or grant rights to subscribe for shares (voting item).	For	For
						Management	7b	Authorisation to limit or exclude pre-emptive rights (voting item).	For	For
						Management	7c	Authorisation to acquire (depositary receipts for) shares in ABN AMRO's own capital (voting item).	For	For
						Management	8	CANCELLATION OF (DEPOSITARY RECEIPTS FOR) SHARES IN THE ISSUED SHARE CAPITAL OF ABN AMRO (voting item)	For	For

ASTON MARTIN LAGONDA GLOBAL HO	AML.L	BFXZC44	Annual Meeting	12/4/2020	11/19/2020	Management	1	TO AUTHORISE THE DIRECTORS TO IMPLEMENT THE STRATEGIC COOPERATION AND ALLOT THE CONSIDERATION SHARES	For	For
						Management	2	TO AUTHORISE THE DIRECTORS TO ALLOT THE PLACING SHARES	For	For
						Management	3	TO AUTHORISE THE DIRECTORS TO DISAPPLY PRE-EMPTION RIGHTS IN CONNECTION WITH THE PLACING	For	For
						Management	4	TO APPROVE THE RELATED PARTY TRANSACTION IN CONNECTION WITH THE PLACING	For	For
						Management	5	TO AUTHORISE THE DIRECTORS TO ALLOT SHARES IN CONNECTION WITH THE WARRANTS ISSUE	For	For
						Management	6	TO AUTHORISE THE SUBDIVISION AND CONSOLIDATION OF SHARES IN CONNECTION WITH THE CAPITAL REORGANISATION	For	For
						Management	7	TO RENEW EXISTING SHARE ALLOTMENT AUTHORITY TO ACCOUNT FOR THE EFFECT OF THE CAPITAL REORGANISATION	For	For
						Management	8	TO RENEW EXISTING PRE-EMPTION DISAPPLICATION AUTHORITY TO ACCOUNT FOR THE EFFECT OF THE CAPITAL REORGANISATION	For	For
						Management	9	TO RENEW EXISTING ADDITIONAL PRE-EMPTION DISAPPLICATION AUTHORITY TO ACCOUNT FOR THE EFFECT OF THE CAPITAL REORGANISATION	For	For
						Management	10	TO RENEW EXISTING SHARE BUYBACK AUTHORITY TO ACCOUNT FOR THE EFFECT OF THE CAPITAL REORGANISATION	For	For

ASTON MARTIN LAGONDA GLOBAL HOLDINGS PLC	AML.L	BFXZC44	Annual Meeting	5/25/2021	4/16/2021	Management	1	Company's Annual Report and Accounts 2020.	For	For
						Management	2	To approve the Directors' Remuneration Report.	For	For
						Management	3	To re-elect Lawrence Stroll as a Director.	For	For
						Management	4	To elect Tobias Moers as a Director.	For	For
						Management	5	To elect Kenneth Gregor as a Director.	For	For
						Management	6	To elect Robin Freestone as a Director.	For	For
						Management	7	To elect Antony Sheriff as a Director.	For	For
						Management	8	To elect Anne Stevens as a Director.	For	For
						Management	9	To re-elect Michael de Picciotto as a Director.	For	For
						Management	10	To elect Stephan Unger as a Director.	For	For
						Management	11	To re-appoint Ernst & Young LLP as auditor.	For	For
						Management	12	To authorise the Audit & Risk Committee to determine the remuneration of the auditor.	For	For
						Management	13	To authorise limited political donations.	For	For
						Management	14	To authorise the Directors to allot shares.	For	For
						Management	15	To authorise the Directors to disapply pre-emption rights.	For	For
						Management	16	To authorise Directors to further disapply pre-emption rights for acquisitions and specified capital investments.	For	For
						Management	17	To authorise the Company to purchase own shares.	For	For
						Management	18	To reduce the notice of general meetings.	For	For

ECN CAPITAL CORP	ECN.TO	26829L107	Annual Meeting	4/1/2021	2/23/2021	Management	1a	Election of Directors-William W. Lovatt	For	For
						Management	1b	Election of Directors-Steven K. Hudson	For	For
						Management	1c	Election of Directors-Paul Stoyan	For	For
						Management	1d	Election of Directors-Pierre Lortie	For	For
						Management	1e	Election of Directors-David Morris	For	For
						Management	1f	Election of Directors-Carol Goldman	For	For
						Management	1g	Election of Directors-Karen Martin	For	For
						Management	2

Re-appointment of Ernst & Young LLP as auditors of ECN Capital Corp. to hold office until the next annual meeting of shareholders or until a successor is appointed and the authorization of the board of directors to fix the remuneration of the auditors.

									For	For
						Management	3	Advisory vote approving the approach to executive compensation disclosed in the Management Information Circular delivered in advance of the 2021 annual meeting of shareholders of the Corporation.	For	For

FERGUSON PLC	FERG.L	BJVNSS4	Annual Meeting	7/29/2020	6/26/2020	Management	1	To adopt new articles of association of the company.	For	For

GLENCORE PLC	GLEN.L	B4T3BW6	Annual Meeting	4/29/2021	2/26/2021	Management	1	To receive the Company's accounts and the reports of the Directors and auditors for the year ended 31 December 2020.	For	For
						Management	2	To approve that the Company's capital contribution reserves(forming part of its share premium account) be reduced and be repaid to shareholders as per the terms set out in the notice of meeting.	For	For
						Management	3	To re-elect Anthony Hayward as a Director.	For	For
						Management	4	To re-elect Ivan Glasenberg as a Director, for a term expiring on 30 June 2021.	For	For
						Management	5	To re-elect Peter Coates as a Director.	For	For
						Management	6	To re-elect Martin Gilbert as a Director.	For	For
						Management	7	To re-elect Gill Marcus as a Director.	For	For
						Management	8	To re-elect Patrice Merrin as a Director.	For	For
						Management	9	To re-elect Kalidas Madhavpeddi as a Director.	For	For
						Management	10	To elect Cynthia Carroll as a Director.	For	For
						Management	11	To reappoint Deloitte LLP as the Company's auditors to hold office until the conclusion of the next general meeting at which accounts are laid or a date to be determined by the Directors.	For	For
						Management	12	To authorise the audit committee to fix the remuneration of the auditors.	For	For
						Management	13	To approve rules of the Glencore plc Incentive Plan.	For	For
						Management	14	To approve Company's Climate Action Transition Plan dated 4th December 2020	For	For
						Management	15	To approve the Directors' Remuneration Policy as set out in the 2020 Annual Report.	For	For
						Management	16	To approve the Directors' Remuneration Report as set out in the 2020 Annual Report.	For	For
						Management	17	To renew the authority conferred on the directors pursuant to Article 10.2 of the Company's Articles of Association.	For	For
						Management	18

Subject to the passing of resolution 17, to renew the authority conferred on the Directors pursuant to Article 10.3 of the Company's articles of association to allot equity securities for cash for an Allotment Period.

									For	For
						Management	19

Subject to the passing of resolution 17, and in addition to any authority granted under resolution 18, to empower the Directors pursuant to Article 10.3 of the Articles to allot equity securities for cash for an Allotment Period.

									For	For
						Management	20	To authorise the Company to make market purchases of ordinary shares.	For	For

INDUSTRIA DE DISENO TEXTIL S.A	ITX.MAC	BP9DL90	Annual Meeting	7/14/2020	6/8/2021	Management	1

Review and approval, where appropriate, of the Annual Accounts (Balance Sheet, Income Statement, Statement of Changes in Equity, Statement of Cash Flows and Notes to the accounts) and Directors' Report of Industria de DiseC1o Textil, Sociedad AnC3nima, (Inditex, S.A.) for financial year 2019, ended 31 January 2020.

									For	For
						Management	2

Review and approval, where appropriate, of the Consolidated Annual Accounts (Consolidated Balance Sheet, Consolidated Income Statement, Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity, Consolidated Statement of Cash Flows and Notes to the consolidated accounts) and Consolidated Directors' Report of the consolidated group (Inditex Group) for financial year 2019, ended 31 January 2020, and of the management of the company.

									For	For
						Management	3	Review and approval, where appropriate, of the Statement on Non-financial Information (Act 11/2018 of 28 December on mandatory disclosure of non-financial information).	For	For
						Management	4	Distribution of the income or loss of the financial year.	For	For
						Management	5	Declaration of a dividend in the gross amount of 0.35 per share charged to unrestricted reserves.	For	For
						Management	6a

Re-election, ratification and appointment of members of the Board of Directors: Re-election of Pontegadea Inversiones, S.L. (represented by Ms Flora PC)rez Marcote) to the Board of Directors as non-executive proprietary director.

									For	For
						Management	6b	Re-election, ratification and appointment of members of the Board of Directors: Re-election of Bns. Denise Patricia Kingsmill to the Board of Directors as non-executive independent director.	For	For
						Management	6c	Re-election, ratification and appointment of members of the Board of Directors: Ratification and appointment of Ms Anne Lange to the Board of Directors as non-executive independent director.	For	For
						Management	7	Re-election of Deloitte, S.L. as Statutory Auditor of the Company and its Group for financial year 2020.	For	For
						Management	8a

Amendment of the Articles of Association in order to expressly provide for the possibility of remote attendance at the Annual General Meeting via:Approval of the amendment of article 16 (Eligibility to attend the General Meetings of Shareholders. Right to vote) and article 17 (Representation at the General Meeting of Shareholders) in Part I (General Meeting of Shareholders) of Chapter III (Governing Bodies of the Company).

									For	For
						Management	8b

Amendment of the Articles of Association in order to expressly provide for the possibility of remote attendance at the Annual General Meeting via: Approval of the revised text of the Articles of Association.

									For	For
						Management	9a

Amendment of the Regulations of the General Meeting of Shareholders in order to include the approval of the Statement on Non-financial Information among the powers of the General Meeting of Shareholders and to expressly provide for the possibility of remote attendance at the Annual General Meeting via: Approval of the amendment of article 6 (Powers of the General Meeting of Shareholders) in Chapter II (The General Meeting of Shareholders).

									For	For
						Management	9b

Amendment of the Regulations of the General Meeting of Shareholders in order to include the approval of the Statement on Non-financial Information among the powers of the General Meeting of Shareholders and to expressly provide for the possibility of remote attendance at the Annual General Meeting via: Approval of the addition of article 11 is (Remote Attendance) in Part I (Attendance and proxies) and the amendment of article 12 (Proxy Representation at the General Meeting of Shareholders) in Part I (bAttendance and proxies), article 19 (Quorum) in Part II (The General Meeting of Shareholders) and article 20 (Request by shareholders to take the floor. Identification) in Part III (Use of the floor by Shareholders), all of them in Chapter IV (Holding of the General Meeting of Shareholders).

									For	For
						Management	10	Advisory vote (say on pay) of the Annual Report on the Remuneration of Directors.	For	For
						Management	11	Granting of powers to implement resolutions.	For	For
						Management	12	Reporting to the Annual General Meeting on the amendment of the Board of Directors' Regulations.	For	For

POLLARD BANKNOTE LTD	PBL.TO	73150R105	Annual Meeting	5/14/2021	3/19/2021	Management	1.1	ELECTION OF DIRECTOR:DAVE BROWN	For	For
						Management	1.2	ELECTION OF DIRECTOR:GARY LEACH	For	For
						Management	1.3	ELECTION OF DIRECTOR:LEE MEAGHER	For	For
						Management	1.4	ELECTION OF DIRECTOR:GORDON POLLARD	For	For
						Management	1.5	ELECTION OF DIRECTOR:JOHN POLLARD	For	For
						Management	1.6	ELECTION OF DIRECTOR:DOUGLAS POLLARD	For	For
						Management	2	TO APPOINT KPMG LLP AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: August 6, 2021

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: August 6, 2021

*Print the name and title of each signing officer under his or her signature.